DEBT INSTRUMENTS IN ISSUE - Additional Information (Details) $ in Millions			12 Months Ended
	Dec. 18, 2019 USD ($)	Jul. 19, 2019 COP ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)	Jun. 25, 2019 COP ($)
Disclosure of debt securities in issue [Line Items]
Borrowings, maturity			P30D
Debt in issue designated amount				$ 19,205,183		$ 2,200,000	$ 18,725,709
Adjustment recognized in other comprehensive income			$ (60,258)	$ (584,650)	$ 36,762
Ordinary bonds [Member]
Disclosure of debt securities in issue [Line Items]
Bonds issued		$ 657,000						$ 657,000
Borrowings, Term of Maturity		5 years
Borrowings, interest rate		1.60%
Subordinated notes [Member]
Disclosure of debt securities in issue [Line Items]
Bonds issued	$ 550,000,000,000
Borrowings, Term of Maturity	10 years
Debt in issue designated amount						$ 2,200,000,000
Borrowings, interest rate	4.625%